SEGMENT (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss (the segment results have been recast for all periods to reflect the continuing operations of the Group):

	Nine Months Ended September 30,
	2025	2024
Segment revenue	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	1,655	6,961
Employee-related expenses	4,124	6,752
Other research and development expenses(1)	1,468	2,027
Segment administrative expenses(2)	14,122	22,315
Other segment items(3)	(5,887)	797
Segment loss	$15,482	$38,852

(1)
Other research and development expenses include professional service fees and other R&D overhead expenses.
(2)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(3)
Other segment items include equity in loss of affiliate, interest income, certain other expenses and income, foreign currency exchange gains and losses, amortization and depreciation expense, sub-lease income and certain rent expenses.